22 Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents:
Total	£ 10,928	£ 2,343	£ 13,204	£ 17,608
Net Foreign Currency Assets/(Liabilities):
Total	3,488	1,981	4,192
Foreign exchange risk [Member] | Pounds Sterling
Cash and cash equivalents:
Total	3,153	457	6,116
Foreign exchange risk [Member] | US Dollar
Cash and cash equivalents:
Total	2,021	1,421	5,362
Net Foreign Currency Assets/(Liabilities):
Total	2,021	1,421	4,459
Foreign exchange risk [Member] | Euro
Cash and cash equivalents:
Total	5,750	459	1,632
Net Foreign Currency Assets/(Liabilities):
Total	1,460	552	(362)
Foreign exchange risk [Member] | Other
Cash and cash equivalents:
Total	4	6	94
Net Foreign Currency Assets/(Liabilities):
Total	£ 7	£ 8	£ 95